Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
Entity Central Index Key	0001019286
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005450
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Investor Class
Trading Symbol	PRISX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Services Fund - Investor Class	$91	0.83%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Stocks of financial services companies produced strong gains in 2025, as the market was lifted by generally favorable corporate earnings and economic growth, optimism about artificial intelligence developments, and the Federal Reserve’s resumption of interest rate reductions starting in September. The financials sector was also supported by factors such as rebounding capital markets activity, expectations for additional benefits from looser regulations, strong consumer activity, and anticipation that fiscal and monetary stimulus will boost growth in 2026.

  The banking industry remained one of the fund’s largest allocations in 2025, and our positions in money center banks, such as Citigroup, generated strong double-digit returns. Broker-dealers, trust banks, and consumer finance companies—such as Capital One Financial, which benefited from a resilient U.S. consumer—also performed well.

  There were some detractors in absolute terms, such as online payment provider PayPal Holdings. Fiserv, a fintech business that helps companies and consumers process transactions, also performed poorly, and we eliminated it from the portfolio.

  The fund seeks to provide primarily long-term capital growth by investing in the common stocks of financial services companies, such as banks, as well as businesses that derive at least 50% of their revenues from conducting business with the financial services industry. Some notable changes in positioning during the year were increased exposures to traditional banks—specifically small community banks and large regional banks—investment banks, and consumer finance companies. We decreased exposure to traditional and alternative asset managers and electronic payment providers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Financial Services Fund (Investor Class)	18.74%	17.00%	14.15%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
MSCI US IMI/Financials 5% Capped Index (Strategy Benchmark)	14.84	15.30	12.93

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,987,435,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 12,241,000
InvestmentCompanyPortfolioTurnover	45.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,987,435 Number of Portfolio Holdings97
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Money Center Banks	16.8%
Large Regional Banks	11.1
Payments	10.4
Investment Banks	7.6
Primary Commercial	7.3
Consumer Finance	6.7
Brokerage & Wealth Managers	6.3
Life & Health	4.2
Brokers	3.5
Other	26.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Bank of America	5.9%
JPMorgan Chase	4.4
Visa	4.3
Charles Schwab	4.3
Mastercard	4.1
Goldman Sachs Group	3.9
Citigroup	3.9
Capital One Financial	3.7
Chubb	2.6
Wells Fargo	2.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000177205
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	I Class
Trading Symbol	TFIFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Services Fund - I Class	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Stocks of financial services companies produced strong gains in 2025, as the market was lifted by generally favorable corporate earnings and economic growth, optimism about artificial intelligence developments, and the Federal Reserve’s resumption of interest rate reductions starting in September. The financials sector was also supported by factors such as rebounding capital markets activity, expectations for additional benefits from looser regulations, strong consumer activity, and anticipation that fiscal and monetary stimulus will boost growth in 2026.

  The banking industry remained one of the fund’s largest allocations in 2025, and our positions in money center banks, such as Citigroup, generated strong double-digit returns. Broker-dealers, trust banks, and consumer finance companies—such as Capital One Financial, which benefited from a resilient U.S. consumer—also performed well.

  There were some detractors in absolute terms, such as online payment provider PayPal Holdings. Fiserv, a fintech business that helps companies and consumers process transactions, also performed poorly, and we eliminated it from the portfolio.

  The fund seeks to provide primarily long-term capital growth by investing in the common stocks of financial services companies, such as banks, as well as businesses that derive at least 50% of their revenues from conducting business with the financial services industry. Some notable changes in positioning during the year were increased exposures to traditional banks—specifically small community banks and large regional banks—investment banks, and consumer finance companies. We decreased exposure to traditional and alternative asset managers and electronic payment providers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
Financial Services Fund (I Class)	18.90%	17.16%	14.52%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.52
MSCI US IMI/Financials 5% Capped Index (Strategy Benchmark)	14.84	15.30	12.14

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,987,435,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 12,241,000
InvestmentCompanyPortfolioTurnover	45.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,987,435 Number of Portfolio Holdings97
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Money Center Banks	16.8%
Large Regional Banks	11.1
Payments	10.4
Investment Banks	7.6
Primary Commercial	7.3
Consumer Finance	6.7
Brokerage & Wealth Managers	6.3
Life & Health	4.2
Brokers	3.5
Other	26.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Bank of America	5.9%
JPMorgan Chase	4.4
Visa	4.3
Charles Schwab	4.3
Mastercard	4.1
Goldman Sachs Group	3.9
Citigroup	3.9
Capital One Financial	3.7
Chubb	2.6
Wells Fargo	2.6

Updated Prospectus Web Address	www.troweprice.com/paperless